Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories, net consisted of the following:

	June 30, 2026	December 31, 2025
Raw materials	$85,527,313	$37,247,442
Finished goods	46,600,889	17,247,048
Goods in transit	—	25,491,587
Total inventories, net	$132,128,202	$79,986,077

In May 2026, the Company was subject to an investigation by U.S. Customs and Border Protection (“CBP”) relating to certain shipments manufactured by TOYO Ethiopia. The management assessed that the investigation was temporary and currently it is uncertain whether the final decision of CBP had any impact on the Company’s sales distributions and potential inventory recoverability.

For the three months ended June 30, 2026 and 2025, the Company provided an inventory write-down of $2,682,790 and $1,115,741, respectively, against finished goods. For the six months ended June 30, 2026 and 2025, the Company provided an inventory write-down of $6,516,962 and $3,890,025, respectively, against finished goods. The Company provided an inventory write-down because the carrying amount of certain finished goods exceeded net realizable value.